PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Sub-total	$ 225	$ 862
Less: accumulated depreciation	(219)	(586)
Total	6	276
Depreciation expenses	3	206	$ 231
Impairment loss of property and equipment	0	0	$ 0
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Sub-total	2	2
Office and computer equipment
PROPERTY AND EQUIPMENT, NET
Sub-total	199	829
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Sub-total	$ 24	$ 31